INVENTORY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information related to Inventory [Line Item]
Raw materials	$ 513	$ 828
Work in progress	308	233
Finished goods	2,830	3,328
Total inventory	3,651	4,389
Cost of sales [member]
Disclosure of information related to Inventory [Line Item]
Inventory recognized as part of cost of revenues	3,400	4,400	$ 9,700
Inventory write-down	$ 200	$ 1,300	$ 2,400